Operating Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 2,043,056	$ 1,248,304
Social media expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	974,906	785,145
Advertising consulting expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	631,405	320,611
Promotion expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	299,028	34,066
Other [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 137,717	$ 108,482